Stockholders' Equity, Common Stock (Details)	12 Months Ended
	Dec. 31, 2019 Vote / shares Class $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 29, 2017 $ / shares	May 31, 2017 shares
Common Stock [Abstract]
Common stock, shares outstanding (in shares)	857,714
Shares distributed as a dividend (in shares)	1
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	330,000,000			50,000,000
Number of classes of common stock | Class	2
Class A Common Stock [Member]
Common Stock [Abstract]
Issuance of shares for Contribution and Exchange Agreement (in shares)	7,335,018
Common stock, shares outstanding (in shares)	8,931,332	9,052,801
Issuance of shares for restricted stock (in shares)	13,700
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Class B Common Stock [Member]
Common Stock [Abstract]
Common stock, shares outstanding (in shares)	7,701,975	7,801,995
Shares distributed as a dividend (in shares)	8,190,166
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Number of votes per share | Vote / shares	10
Percentage of outstanding shares that can approve conversion of Class B to Class A common stock	66.67%
Turning Point [Member]
Common Stock [Abstract]
Common stock, shares outstanding (in shares)	9,842,373